19. INCOME TAXES: Schedule of Tax effects of Temporary Timing Differences that give rise to Deferred Tax Liability (Details) - CAD ($)	Dec. 31, 2024	Dec. 31, 2023
Details
Product development costs	$ 0	$ 4,172
Permanent differences	$ 0	$ 4,172